Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Prudential Investment Portfolios 12
Prospectus Date	rr_ProspectusDate	May 27, 2022
Document Creation Date	dei_DocumentCreationDate	May 26, 2022